OTHER DISCLOSURES - Collaborations and Technology Licenses (Details) € in Millions, kr in Millions, $ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Jul. 31, 2018 USD ($) property	Aug. 31, 2012	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Option	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 DKK (kr)	Dec. 19, 2019 DKK (kr)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 item
Collaborations and Technology Licenses
Investments accounted for using equity method | kr								kr 149
Janssen (Darzalex/Daratumumab & DuoBody)
Collaborations and Technology Licenses
Tiered royalty percentage	18.00%			20.00%
Royalty obligation expiration term after first sale of product					13 years
Applicable threshold net sale for calculating royalty percentage	$ 2.0			$ 3.0
Total milestone payment							$ 1,015.0
Milestone payments received					$ 835.0
Novartis (Arzaerra/Ofatumumab)
Collaborations and Technology Licenses
Royalty percentage for cancer treatment					20.00%
Royalty percentage for non-cancer treatment					10.00%
Seattle Genetics (Tisotumab vedotin)
Collaborations and Technology Licenses
Cost and profit sharing ratio					50
Cost reimbursement percentage					50.00%
CureVac
Collaborations and Technology Licenses
Upfront fee payable							10.0
Investments accounted for using equity method						€ 20		kr 149	kr 149
Collaborative arrangement, Development, Regulatory and commercial milestone payment							280.0
Options to obtain commercial licenses | Option					3
Option exercisable period					5 years
Immatics
Collaborations and Technology Licenses
Development regulatory and commercial milestone payments to be made										$ 550.0
Collaborative arrangement, Development, Regulatory and commercial milestone payment										$ 550.0
Number of proprietary targets of license		3									3
Number of additional proprietary targets of license | item											2
Upfront fee paid		$ 54.0
Minimum
Collaborations and Technology Licenses
Collaborative arrangement, Development, Regulatory and commercial milestone payment							275.0
Minimum | Janssen (Darzalex/Daratumumab & DuoBody)
Collaborations and Technology Licenses
Tiered royalty percentage			12.00%
Minimum | CureVac
Collaborations and Technology Licenses
Collaborative arrangement, Development, Regulatory and commercial milestone payment							275.0
Maximum
Collaborations and Technology Licenses
Collaborative arrangement, Development, Regulatory and commercial milestone payment							368.0
Maximum | Janssen (Darzalex/Daratumumab & DuoBody)
Collaborations and Technology Licenses
Tiered royalty percentage			20.00%
Milestone payments receivable							180.0
Maximum | CureVac
Collaborations and Technology Licenses
Collaborative arrangement, Development, Regulatory and commercial milestone payment							$ 368.0